HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042                                                        HV-5776 — PremierSolutions Cornerstone

Supplement Dated June 7, 2010 to your Prospectus

FUND NAME CHANGE:

OPPENHEIMER STRATEGIC INCOME FUND — CLASS A

Effective on June 30, 2010, Oppenheimer Strategic Income Fund will be renamed Oppenheimer Global Strategic Income Fund.

As a result of the change, all references to the old name in your Prospectus are deleted and replaced with the new name.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.